PREPAID AND OTHER CURRENT ASSETS, NET (Summary of Receivable Transferred and Consideration Allocated Based on Management's Estimation on Recoverability) (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Consideration allocated
Payable to Zhenjiang Foreign Language School	¥ 36,770		¥ 36,770
Bad debt provision included in the waiver agreement and written off				¥ 4,483
Provision For Receivables Arising From Discountinued Operation Subsidiaries	0		1,360	¥ 7,808
Receivables Arising from Discontinued Operations Subsidiaries Written Off	9,168
Jinghan Group [Member]
Consideration allocated
Receivable from discontinued operations	141,017
Bad debt provision	96,863		96,863
Bad debt provision included in the waiver agreement and written off	¥ 18,195
Ambow Beijing Campus [Member]
Consideration allocated
Impairment of Leasehold			¥ 3,995